SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
Share-Based Payment Arrangements [Abstract]
Share-based compensation plans

	Years ended December 31,
	2020	2019
Share option award plan	$2.7	$2.4
Full value award plans	9.0	6.8
	$11.7	$9.2

Share option award plan

	Year ended December 31, 2020		Year ended December 31, 2019
	Share options (in millions)	Weighted average exercise price (C$/share)[1]	Share options (in millions)	Weighted average exercise price (C$/share)[1]
Outstanding, beginning of the year	7.5	$5.11	7.1	$6.15
Granted	—	—	1.4	4.74
Exercised	(1.8)	4.02	—	—
Forfeited	—	—	(0.2)	5.75
Expired	(1.0)	7.72	(0.8)	13.29
Outstanding, end of the year	4.7	$4.91	7.5	$5.11
Exercisable, end of the year	2.3	$4.59	3.9	$5.16
1Exercise prices are denominated in Canadian dollars. The exchange rate at December 31, 2020 between the U.S. dollar and Canadian dollar was
$0.7841/C$.

Disclosure of number and weighted average remaining contractual life of outstanding share options
The following table summarizes information related to share options outstanding at December 31, 2020:

Range of Prices C$/share	Number Outstanding (millions)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$/share)
$1.01 - $5.00	2.6	3.2	$4.09
$5.01 - $10.00	2.1	3.6	$5.97
	4.7	3.4	$4.91

Inputs used in determining the fair value of the options granted
The following were the weighted average inputs to the Black-Scholes model used in determining the fair value of the options granted. The estimated fair value of the options is expensed over their expected life.

	Years ended December 31,
	2020	2019
Weighted average risk-free interest rate	—%	1.8%
Weighted average expected volatility[1]	—%	62.8%
Weighted average dividend yield	—%	0.0%
Weighted average expected life of options issued (years)	—	5.0
Weighted average grant-date fair value (C$ per share)	$—	$2.54
Weighted average share price at grant date (C$ per share)	$—	$4.74
Weighted average exercise price (C$ per share)	$—	$4.74
1Expected volatility is estimated by considering historic average share price volatility based on the average expected life of the options
The following were the weighted average inputs to the Black-Scholes model used in determining the fair value of the deferred share units granted. The estimated fair value of the awards is expensed over their vesting period.

	Years ended December 31,
	2020	2019
Weighted average risk-free interest rate	0.6%	1.9%
Weighted average expected volatility[1]	64.0%	44.0%
Weighted average dividend yield	0.0%	0.0%
Weighted average expected life of deferred share units issued (years)	0.8	1.0
Weighted average grant-date fair value (C$ per share)	$3.68	$5.01
Weighted average share price at grant date (C$ per share)	$3.68	$5.01
1Expected volatility is estimated by considering historic average share price volatility based on the average expected life of the units.

Full value awards consisting of restricted share units
A summary of the status of the Company’s deferred share units and restricted share units issued to employees and directors under the full value award plan and changes during the year is presented below.

	Years ended December 31,
(in millions)	2020	2019
Outstanding, beginning of the year	5.3	5.2
Granted	3.2	2.0
Issued	(1.2)	(1.2)
Forfeited and withheld for tax	(0.6)	(0.7)
Outstanding, end of the year	6.7	5.3

Inputs used in determining fair value of restricted share units
The following were the weighted average inputs to the Black-Scholes model used in determining the fair value of the restricted share units granted. The estimated fair value of the awards is expensed over their vesting period.

	Years ended December 31,
	2020	2019
Weighted average risk-free interest rate	0.5%	1.8%
Weighted average expected volatility[1]	54.0%	55.0%
Weighted average dividend yield	0.0%	0.0%
Weighted average expected life of restricted share units issued (years)	3.0	3.0
Weighted average grant-date fair value (C$ per share)	$3.32	$4.73
Weighted average share price at grant date (C$ per share)	$3.32	$4.73
1Expected volatility is estimated by considering historic average share price volatility based on the average expected life of the restricted share units.
Performance share units
Executive officers and certain employees are granted performance share units from the full value award reserve on an annual basis.
The performance share unit grants vest over thirty-six months and are equity settled. There are no cash settlement alternatives for these grants.
Performance share units are granted based on performance objectives and criteria determined on an annual basis based on guidelines established by the Human Resources and Compensation Committee of the Board of Directors. The amount of shares granted is determined as part of the employees’ overall compensation.
The following were the inputs to the Monte Carlo model used in determining the fair value of the performance share units granted. The estimated fair value of the awards is expensed over their vesting period.

Year ended December 31,	2020
Risk-free interest rate	0.5%
Expected volatility[1]	53.8%
Dividend yield	0.0%
Expected life of performance share units issued (years)	3.0
Grant-date fair value (C$ per share)	$3.23
Share price at grant date (C$ per share)	$3.30
1Expected volatility is estimated by considering historic average share price volatility based on the average expected life of the restricted share units.